SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS:

                                 -----------------

                              DWS Target 2008 Fund
                              DWS Target 2010 Fund
                              DWS Target 2011 Fund
                              DWS Target 2012 Fund
                              DWS Target 2013 Fund
                              DWS Target 2014 Fund

DWS Target 2008 Fund was liquidated on its maturity date, May 15, 2008, and has ceased operations.










               Please Retain This Supplement for Future Reference


                                                              [DWS Scudder Logo]
                                                             Deutsche Bank Group

June 2, 2008
st-target